Repurchase of Shares	12 Months Ended
Sep. 30, 2016
Equity [Abstract]
Repurchase of Shares

Note 11 — Repurchase of Shares

From time to time, the Company’s Board of Directors has adopted share repurchase plans authorizing the repurchase of the Company’s outstanding ordinary shares. The Company’s Board of Directors adopted a share repurchase plan on April 30, 2014, for the repurchase of up to $750,000 of the Company’s outstanding ordinary shares and on February 2, 2016, adopted another share repurchase plan for the repurchase of up to an additional $750,000 of its outstanding ordinary shares. The authorizations have no expiration date and permit the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate. In May 2016, the Company completed the repurchase of the remaining authorized amount under the April 2014 share repurchase plan and began executing repurchases under the February 2016 plan. In fiscal year 2016, the Company repurchased approximately 7,236 ordinary shares at an average price of $57.12 per share (excluding broker and transaction fees). As of September 30, 2016, the Company had remaining authority to repurchase up to $596,774 of its outstanding ordinary shares.